Shareholders' equity - Common Shares (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Shareholders' equity
Repurchase of common shares				(125,000)
Repurchase and cancellation of common shares				$ 0
Return of capital		$ 1,100,000
Return of capital per share		$ 0.025
Return of capital, Spin out	$ 13,800,000
Return of capital per share, Spin out	$ 0.27
Shares issued through private placement			4,569,770
Net proceeds from private placement			$ 22,820,892
Issuance costs			$ 28,000